Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,074,617.29

Principal:
Principal Collections	$13,194,744.13
Prepayments in Full	$6,994,871.83
Liquidation Proceeds	$206,818.56
Recoveries	$119,613.66
Sub Total	$20,516,048.18
Collections	$21,590,665.47

Purchase Amounts:
Purchase Amounts Related to Principal	$311,770.80
Purchase Amounts Related to Interest	$1,815.61
Sub Total	$313,586.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,904,251.88

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,904,251.88
Servicing Fee	$258,049.03	$258,049.03	$0.00	$0.00	$21,646,202.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,646,202.85
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,646,202.85
Interest - Class A-3 Notes	$48,109.20	$48,109.20	$0.00	$0.00	$21,598,093.65
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$21,496,158.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,496,158.65
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$21,439,550.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,439,550.82
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$21,397,396.49
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,397,396.49
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$21,340,537.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,340,537.16
Regular Principal Payment	$20,106,400.44	$20,106,400.44	$0.00	$0.00	$1,234,136.72
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,234,136.72
Residual Released to Depositor	$0.00	$1,234,136.72	$0.00	$0.00	$0.00
Total		$21,904,251.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,106,400.44
Total					$20,106,400.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,106,400.44	$42.63	$48,109.20	$0.10	$20,154,509.64	$42.73
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$20,106,400.44	$13.41	$305,665.69	$0.20	$20,412,066.13	$13.61

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$86,165,729.82	0.1827094	$66,059,329.38	0.1400749
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$299,295,729.82	0.1995664	$279,189,329.38	0.1861597

Pool Information
Weighted Average APR	4.014%	4.019%
Weighted Average Remaining Term	27.84	27.05
Number of Receivables Outstanding	27,466	26,354
Pool Balance	$309,658,837.99	$288,780,569.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$299,295,729.82	$279,189,329.38
Pool Factor	0.2027891	0.1891164

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$9,591,240.14
Targeted Overcollateralization Amount	$9,591,240.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,591,240.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		117	$170,063.15
(Recoveries)		122	$119,613.66
Net Loss for Current Collection Period			$50,449.49
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1955%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5941%
Second Preceding Collection Period			0.5135%
Preceding Collection Period			0.2133%
Current Collection Period			0.2023%
Four Month Average (Current and Preceding Three Collection Periods)			0.3808%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,339	$9,213,833.88
(Cumulative Recoveries)			$1,415,784.42
Cumulative Net Loss for All Collection Periods			$7,798,049.46
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5107%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,123.49
Average Net Loss for Receivables that have experienced a Realized Loss			$1,797.20

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.34%	442	$6,767,243.70
61-90 Days Delinquent	0.20%	38	$585,181.15
91-120 Days Delinquent	0.08%	13	$238,690.98
Over 120 Days Delinquent	0.32%	46	$928,328.38
Total Delinquent Receivables	2.95%	539	$8,519,444.21

Repossession Inventory:
Repossessed in the Current Collection Period		20	$346,312.41
Total Repossessed Inventory		27	$445,121.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3793%
Preceding Collection Period			0.4260%
Current Collection Period			0.3681%
Three Month Average			0.3911%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer